Consolidated Statements of Operations - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
Loss from operations		$ (2,682,628)				$ (4,539,770)
Other expense (income):
Net loss before income tax		3,586,220				9,778,749
Income tax expense (benefit)		0				0
Net loss		(3,586,220)	$ (6,192,529)	$ (5,635)		(9,778,749)
Net loss		(3,586,220)	$ (6,192,529)	$ (5,635)		(9,778,749)
Net loss per common share:
Basic and diluted loss per common share				$ 0.00
Weighted average shares outstanding:
Basic and diluted loss per common share	[1]			8,750,000
Benson Hill, Inc
Revenues		39,692,000			$ 31,028,000	71,494,000	$ 62,614,000	$ 114,348,000	$ 79,523,000	$ 4,269,000
Cost of sales		39,722,000			26,700,000	70,955,000	53,725,000	102,430,000	70,961,000	677,000
Gross profit		(30,000)			4,328,000	539,000	8,889,000	11,918,000	8,562,000	3,592,000
Operating expenses:
Research and development		8,818,000			7,119,000	15,945,000	14,766,000	29,457,000	24,810,000	13,373,000
Selling, general and administrative expenses		15,761,000			7,494,000	29,494,000	15,463,000	37,446,000	27,457,000	9,158,000
Impairment of goodwill								4,832,000
Total operating expenses		24,579,000			14,613,000	45,439,000	30,229,000	71,735,000	52,267,000	22,531,000
Loss from operations		(24,609,000)			(10,285,000)	(44,900,000)	(21,340,000)	(59,817,000)	(43,705,000)	(18,939,000)
Other expense (income):
Interest expense (income), net		2,980,000			2,305,000	5,254,000	3,308,000	7,369,000	195,000	(669,000)
Other, net		(170,000)			159,000	(388,000)	180,000	(75,000)	(9,000)	40,000
Total other expense (income), net		2,810,000			2,464,000	4,866,000	3,488,000	7,294,000	186,000	(629,000)
Net loss before income tax		(27,419,000)			(12,749,000)	(49,766,000)	(24,828,000)	(67,111,000)	(43,891,000)	(18,310,000)
Income tax expense (benefit)		0			0	0	0	48,000	19,000	(221,000)
Net loss		(27,419,000)			(12,749,000)	(49,766,000)	(24,828,000)	(67,159,000)	(43,910,000)	(18,089,000)
Net loss		$ (27,419,000)			$ (12,749,000)	$ (49,766,000)	$ (24,828,000)	(67,159,000)	(43,910,000)	(18,089,000)
Less: Preferred stock deemed dividend								6,102,000		1,015,000
Net loss attributable to common stockholders								$ (73,261,000)	$ (43,910,000)	$ (19,104,000)
Net loss per common share:
Basic and diluted loss per common share		$ (4.34)			$ (2.26)	$ (8.17)	$ (4.44)	$ (12.94)	$ (8.32)	$ (3.72)
Weighted average shares outstanding:
Basic and diluted loss per common share		6,323,000			5,634,000	6,092,000	5,597,000	5,662,000	5,277,000	5,131,000

[1]	This number excludes an aggregate of up to 1,312,500 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On January 8, 2021, the underwriters fully exercised the over-allotment option; thus, these shares are no longer subject to forfeiture (see Note 6).